Note 6 - Cash and cash equivalents:	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents Disclosure [Text Block]
6.     Cash and cash equivalents

At December 31, 2011, cash equivalents include approximately $420 (2010 - $427) of term deposits with an average interest rate of 0.21% (2010 – 0.10%), which are pledged as collateral for the corporate credit card facility and the repayable allowance (note 10).